Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2016	May 15, 2017
Document And Entity Information
Entity Registrant Name	Boston Carriers, Inc.
Entity Central Index Key	0001174672
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	2,000,000,000	15,309,713,626
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016